Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets		$ 22,617,981
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	$ 35,486,448
Closing balance	34,292,707	35,486,448
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	33,103,113
Closing balance	31,914,692	33,103,113
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		8,536,412
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Financial liabilities		3,673,591
Fair Value [Member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		582,710
Fair Value [Member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		3,970,899
Fair Value [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		3,982,803
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Financial liabilities		3,673,591
Fair Value [Member] | IFRS9 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,803,540
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Financial liabilities	2,377,921
Fair Value [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	301,239
Fair Value [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,914,198
Fair Value [Member] | IFRS9 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,588,103
Fair Value [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Financial liabilities	2,377,921
Level 3 [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	27,265	27,432
Gain (loss) recognized in profit or loss	(1,173)	28,603
Purchases, sales and agreements	(5,887)	(28,770)
Closing balance	20,205	27,265
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	840	1,119
Gain (loss) recognized in profit or loss	369	725
Net of purchases, sales and agreements	(284)	(1,004)
Closing balance	925	840
Level 3 [Member] | Financial derivative contracts [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	27,265	27,432
Gain (loss) recognized in profit or loss	(1,173)	28,603
Purchases, sales and agreements	(5,887)	(28,770)
Closing balance	20,205	27,265
Level 3 [Member] | Financial derivative contracts [member] | Forward Contract [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	3,576	5,060
Gain (loss) recognized in profit or loss	741	23,803
Purchases, sales and agreements	(3,131)	(25,287)
Closing balance	1,186	3,576
Level 3 [Member] | Financial derivative contracts [member] | Swap contract [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	23,689	22,372
Gain (loss) recognized in profit or loss	(1,914)	4,800
Purchases, sales and agreements	(2,756)	(3,483)
Closing balance	19,019	23,689
Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	840	1,119
Gain (loss) recognized in profit or loss	369	725
Net of purchases, sales and agreements	(284)	(1,004)
Closing balance	925	840
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	116	181
Gain (loss) recognized in profit or loss	1,856	2,397
Net of purchases, sales and agreements	(1,467)	(2,462)
Closing balance	505	116
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	724	938
Gain (loss) recognized in profit or loss	(1,487)	(1,672)
Net of purchases, sales and agreements	1,183	1,458
Closing balance	$ 420	$ 724